OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
Schedule of Supplemental cash flow information related to operating leases

	Years Ended December 31,
	2020	2021
	RMB	RMB
Cash payments for amounts included in measurement of liabilities	48,890	49,864
New operating lease assets obtained in exchange for operating lease liabilities	24,688	18,744
ROU modification due to early surrender	—	(3,154)
Lease liability modification due to early surrender	—	2,778

Schedule of future lease payments under operating leases

	As of December 31,
	2020	2021
	RMB	RMB
Within one year	46,050	38,669
Within a period of more than one year but not more than two years	31,381	28,694
Within a period of more than two year but not more than three years	23,813	19,498
Within a period of more than three year but not more than four years	18,607	—
Total future lease payments	119,851	86,861
Less: imputed interest	8,589	4,859
Total lease liability balance	111,262	82,002
Less: Current operating lease liabilities	41,737	35,759
Long-term operating lease liabilities	69,525	46,243